Segmented Information - Total Asset Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Assets excluding equity investees' total assets	$ 478,705	$ 510,596
Less: equity investees’ total assets	(147,245)	(296,913)
Total consolidated assets	331,460	213,683
Automotive
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	241,975	157,452
Industrial
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	65,717	0
Corporate And Technology Investments
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	23,768	56,231
Cummins Westport, Inc.
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	147,245	171,189
Weichai Westport, Inc.
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 0	$ 125,724